Schedule of warrant liability investor (Details) - $ / shares			6 Months Ended	12 Months Ended
		Jun. 09, 2026	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Exercise price per warrant		$ 11.50
Expected volatility percentage			37.00%
Warrant Liability Investor [Member]
IfrsStatementLineItems [Line Items]
Exercise price per warrant			$ 21.58	$ 21.58
ADS Price	[1]		$ 8.65	$ 14.55
Expected volatility percentage			37.00%	37.00%
Risk free rate			4.14%	3.50%
Warrant remaining term			2 years 3 months	2 years 9 months

[1]	) The ADS price for the period ending December 31, 2025, is not an ADS price but the implied share price used in the Black-Sholes valuation.